Loans and financing - Relevant operations settled in the year (Details) BRL in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL	Dec. 31, 2016 BRL	Dec. 31, 2015 BRL
Loans and financing
Payments on borrowings		BRL 5,710,288	BRL 2,746,808	BRL 1,800,670
Export credits (prepayment)
Loans and financing
Payments on borrowings	$ 1,487	BRL 4,899,831